Expense Example - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund - Fidelity Small Cap Index Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 3
3 years	8
5 years	14
10 years	$ 32